PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Prepaid expenses and other receivables [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
12.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table summarizes prepaid expenses and other current assets as of May 31, 2021 and November 30, 2020, (in thousands):

	May 31, 2021	November 30, 2020
VAT receivables	$562	$572
Advance payment for inventory	232	677
Prepaid insurance	245	16
Other	243	126
Total	$1,282	$1,391

7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table summarizes prepaid expenses and other current assets:

	November 30,
	2020	2019
VAT receivables	$572,086	$147,457
Advance payment for inventory	676,744	7,470
Prepaid legal fees	—	55,862
Prepaid insurance	16,114	—
Security deposit – MA lease	—	92,000
Other	126,340	74,516
Total	$1,391,284	$377,305